Capital Stock (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Nov. 30, 2014 USD ($) votes / shares $ / shares shares	Nov. 30, 2013 USD ($) $ / shares shares	Nov. 30, 2012 USD ($) $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	500,000
Preferred stock, par value (in usd per share) | $ / shares	$ 10
Preferred stock, shares issued (in shares)	0	0
Ownership interest	44.00%
Maximum number of shares to repurchase (in shares)	20,000,000
Stock repurchased during period (in shares)	0	0	0
Common stock that can be repurchased in the future (in shares)	6,200,000
Treasury Stock, Shares, Retired	11,725,906
Restrictions on payment of dividends	There are no agreements which restrict the payment of dividends by subsidiaries of the Company other than to maintain the financial ratios and net worth requirements under the Lennar Financial Services segment’s warehouse lines of credit, which restrict the payment of dividends from the Company’s mortgage subsidiaries following the occurrence and during the continuance of an event of default thereunder and limit dividends to 50% of net income in the absence of an event of default and the restriction under Rialto's 7.00% Senior Notes indenture that limits Rialto's ability to make distributions to Lennar.
Compensation expense | $	$ 10,233	$ 7,996	$ 6,154
Restrictions on Dividend Payments, Percentage of Net Income	50.00%
Participating Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	100,000,000
Preferred stock, par value (in usd per share) | $ / shares	$ 0.10
Preferred stock, shares issued (in shares)	0	0
Class A Common Stock [Member]
Class of Stock [Line Items]
Common stock, dividends, per share (in usd per share) | $ / shares	$ 0.16	$ 0.16	$ 0.16
Common stock, votes per share | votes / shares	1
Class B Common Stock [Member]
Class of Stock [Line Items]
Common stock, dividends, per share (in usd per share) | $ / shares	$ 0.16	$ 0.16	$ 0.16
Common stock, votes per share | votes / shares	10
Treasury Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Period Increase (Decrease)	(11,558,046)	430,000